Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset:
Accrued expenses and other		$ 696,419	$ 347,645
Lease Liability		8,176,101	0
Loss carryforwards		14,295,781	13,124,197
Stock based compensation		211,499	90,293
Research and experimental expenditures		202,199	0
Inventory		625,937	0
Interest		634,445	615,260
Total deferred tax asset		24,842,381	14,177,395
Valuation allowance		(13,492,773)	(9,887,550)
Net deferred tax assets		11,349,608	4,289,845
Deferred tax liabilities:
Fixed assets		(3,266,395)	(365,922)
Intangible assets and goodwill		(4,865,970)	(5,785,088)
ROU asset		(4,205,393)	0
Total deferred tax liabilities		(12,337,758)	(6,151,010)
Deferred tax liability	$ (625,617)	$ (988,150)	$ (1,861,165)